FINANCIAL RISK MANAGEMENT - Schedule of Debt Securities Held at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Asset-backed securities:
Debt securities	£ 6,835	£ 5,405
Loans and receivables, category
Asset-backed securities:
Asset-backed securities	3,065	3,659
Corporate and other debt securities	3,773	1,749
Debt securities	6,835	5,405
Investment grade | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	3,047	3,639
Corporate and other debt securities	3,760	1,721
Other | Sub-investment grade
Asset-backed securities:
Debt securities	18	8
Other | Not rated
Asset-backed securities:
Debt securities	13	40
Other | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	18	20
Corporate and other debt securities	13	28
Mortgage-backed securities | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	1,457	2,046
Mortgage-backed securities | Investment grade | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	1,457	2,046
Mortgage-backed securities | Other | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	0	0
Other asset-backed securities | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	1,608	1,613
Other asset-backed securities | Investment grade | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	1,590	1,593
Other asset-backed securities | Other | Loans and receivables, category
Asset-backed securities:
Asset-backed securities	18	20
Corporate and other debt securities | Loans and receivables, category
Asset-backed securities:
Gross exposure	6,838	5,408
Allowance for impairment losses	(3)	(3)
Corporate and other debt securities | Investment grade | Loans and receivables, category
Asset-backed securities:
Gross exposure	6,807	5,360
Corporate and other debt securities | Other | Loans and receivables, category
Asset-backed securities:
Gross exposure	£ 31	£ 48